United States
            Securities and Exchange Commission
                   Washington, DC 20549

                         FORM 13F

                    FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:     03/31/00

Check here if Amendment: [ ]       Amendment number: [ ]
This Amendment (check only one):
    [ ] is a restatement.
    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Lexington Management Corporation
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

13F File Number:    028-0797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person to contact for further information:
Peter Corniotes (201) 845-7300

Person signing this Report on Behalf of the Reporting Manager:
Name:    Lisa Curcio
Title:   Secretary
Phone:   (201) 845-7300

Signature, Place and Date of Signing:

/s/ Lisa Curcio
Saddle Brook, New Jersey
May 10, 2000

Report Type (Check only one):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


REPORT SUMMARY

Number of Other Included Managers:
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:

List of Other Included Managers:


NOTE:

The Manager's holdings are reported by its parent company, Lexington Global Asset Managers, Inc. (CIK 0001001540).